PROPERTY, PLANT AND EQUIPMENT - Changes During the Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 415,214
Ending balance	459,356	$ 415,214
Amortization of government grants	100	200
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,079,032	1,026,065
Additions – right-of-use assets	10,278	4,064
Additions – separately acquired	88,532	45,464
Additions through business acquisitions	1,657
Assets placed into service	0	0
Disposals	30,884	2,590
Foreign exchange and other	(5,700)	5,108
Ending balance	1,142,915	1,079,032
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(663,818)	(610,754)
Depreciation	51,986	50,416
Impairments	804	213
Disposals	(30,478)	(1,523)
Foreign exchange and other	2,571	(3,958)
Ending balance	(683,559)	(663,818)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,504
Ending balance	11,317	11,504
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,113	12,192
Additions – right-of-use assets	0	0
Additions – separately acquired	0	0
Additions through business acquisitions	0
Assets placed into service	0	0
Disposals	0	0
Foreign exchange and other	(187)	(79)
Ending balance	11,926	12,113
Land | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(609)	(609)
Depreciation	0	0
Impairments	0	0
Disposals	0	0
Foreign exchange and other	0
Ending balance	(609)	(609)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	107,504
Ending balance	107,534	107,504
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	200,334	193,831
Additions – right-of-use assets	7,977	2,284
Additions – separately acquired	0	0
Additions through business acquisitions	309
Assets placed into service	4,549	2,528
Disposals	3,195	54
Foreign exchange and other	(827)	1,605
Ending balance	209,147	200,334
Buildings | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(92,830)	(81,055)
Depreciation	12,319	11,314
Impairments	72	0
Disposals	(3,195)	(54)
Foreign exchange and other	413	(515)
Ending balance	(101,613)	(92,830)
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	252,423
Ending balance	259,597	252,423
Manufacturing equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	776,611	755,613
Additions – right-of-use assets	1,782	974
Additions – separately acquired	0	0
Additions through business acquisitions	1,290
Assets placed into service	44,180	18,054
Disposals	25,425	1,902
Foreign exchange and other	(5,215)	3,216
Ending balance	793,223	776,611
Manufacturing equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(524,188)	(486,127)
Depreciation	36,298	35,745
Impairments	219	127
Disposals	(25,033)	(845)
Foreign exchange and other	2,046	(3,034)
Ending balance	(533,626)	(524,188)
Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,593
Ending balance	3,872	4,593
Computer equipment and software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	46,467	44,724
Additions – right-of-use assets	0	0
Additions – separately acquired	0	0
Additions through business acquisitions	0
Assets placed into service	1,517	1,493
Disposals	1,118	7
Foreign exchange and other	0	247
Ending balance	46,866	46,467
Computer equipment and software | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(41,874)	(39,453)
Depreciation	2,247	2,211
Impairments	0	0
Disposals	(1,118)	(7)
Foreign exchange and other	9	(217)
Ending balance	(42,994)	(41,874)
Furniture, office equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,863
Ending balance	1,399	1,863
Furniture, office equipment and other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,180	5,294
Additions – right-of-use assets	519	806
Additions – separately acquired	0	0
Additions through business acquisitions	58
Assets placed into service	128	289
Disposals	633	541
Foreign exchange and other	(136)	217
Ending balance	6,116	6,180
Furniture, office equipment and other | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,317)	(3,510)
Depreciation	1,122	1,146
Impairments	0	0
Disposals	(619)	(531)
Foreign exchange and other	103	(192)
Ending balance	(4,717)	(4,317)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37,327
Ending balance	75,637	37,327
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37,327	14,411
Additions – right-of-use assets	0	0
Additions – separately acquired	88,532	45,464
Additions through business acquisitions	0
Assets placed into service	(50,374)	(22,364)
Disposals	513	86
Foreign exchange and other	665	(98)
Ending balance	75,637	37,327
Construction in progress | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depreciation	0	0
Impairments	513	86
Disposals	(513)	(86)
Foreign exchange and other	0	0
Ending balance	$ 0	$ 0